Note 6 - Disclosures to the Consolidated Statements of Income or Loss - Reconciliation of Effective Income Tax (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Income (loss) before tax for the period		€ (183,698)	€ (63,935)	€ (56,032)
Expected income tax (income (-)/expense (+) at a tax rate of 32.98%		(60,584)	(21,086)	(18,479)
Changes in unrecognized tax losses		46,175	20,061	8,254
Changes in deferred taxes on timing differences		14,648	1,261	690
MCN* non-tax-deductible expenses	[1]	0	753	0
CSOP non-tax-deductible expenses		215	626	10,606
RSU* supervisory board non-tax-deductible expenses	[1]	160	0	0
ESOP non-tax-deductible expenses		102	0	0
Tax-deductible transaction costs		(532)	(937)	(723)
Convertible tax-deductible expenses		(754)	0	0
Non-tax-deductible expenses		33	37	9
Other		(537)	(715)	(357)
Effective income tax income for the period		€ 0	€ 0	€ 0

[1]	MCN (Mandatory Convertible Notes), RSU (Restricted Stock Units)